Property, Plant And Equipment - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Capital Leases, Lessee Balance Sheet, Assets by Major Class, Accumulated Depreciation	$ 9,000	$ 0
Capital Leases, Income Statement, Amortization Expense	9,000	0
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Capital Lease Obligations	$ 77,000	$ 77,000